Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease Term	2 years
Lease liabilities	€ 104,961	€ 91,975	€ 36,619
Denmark [member] | Additional Office Facility [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Enforceable LeaseTerm	4 years
Lease Commence Period	January 2022
Lease liabilities	€ 2,300
Bottom of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	2 years
Top of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	5 years
Lease Term	11 years